Schedule of Investments – April 30, 2026 (unaudited)

Integrity Dividend Harvest Fund

		Fair
	Shares	Value
COMMON STOCKS (97.8%)

Communication Services (4.5%)
AT&T INC	580,000	$15,155,400
VERIZON COMMUNICATIONS INC	350,000	16,810,500
		31,965,900
Consumer Discretionary (5.7%)
BEST BUY CO INC	100,000	6,049,000
GENUINE PARTS CO	130,000	13,939,900
HOME DEPOT INC/THE	22,000	7,233,600
MCDONALD'S CORP	25,000	7,339,750
STARBUCKS CORP	52,000	5,477,160
		40,039,410
Consumer Staples (13.8%)
ALTRIA GROUP INC	190,000	13,803,500
BRITISH AMERICAN TOBACCO PLC ADR	200,000	11,760,000
COCA COLA CO/THE	135,000	10,632,600
KENVUE INC	300,000	5,259,000
KIMBERLY CLARK CORP	80,000	7,874,400
MCCORMICK & CO INC/MD	230,000	11,693,200
PEPSICO INC	128,000	20,286,720
PHILIP MORRIS INTERNATIONAL INC	30,000	4,952,100
PROCTER & GAMBLE CO/THE	80,000	11,767,200
		98,028,720
Energy (15.2%)
EXPAND ENERGY CORP	50,000	5,107,500
CHEVRON CORP	120,000	23,197,200
EXXON MOBIL CORP	40,000	6,173,200
PHILLIPS 66	50,000	8,957,500
SHELL PLC	132,000	11,968,440
TC ENERGY CORP	430,000	28,779,900
WILLIAMS COS INC/THE	130,000	9,920,300
TOTALENERGIES SE	150,000	13,906,500
		108,010,540
Financials (16.1%)
ALLSTATE CORP/THE	35,000	7,604,100
AMERICAN FINANCIAL GROUP INC/OH	98,000	13,060,460
BANK OF AMERICA CORP	230,000	12,295,800
BLACKROCK INC	5,000	5,328,000
CITIGROUP INC	98,000	12,542,040
FIFTH THIRD BANCORP	200,000	10,152,000
JPMORGAN CHASE & CO	32,000	10,023,360
MORGAN STANLEY	95,000	18,106,050
OLD REPUBLIC INTERNATIONAL CORP	200,000	7,990,000
PRUDENTIAL FINANCIAL INC	120,000	11,773,200
UNUM GROUP	70,000	5,626,600
		114,501,610
Health Care (12.0%)
ABBVIE INC	105,000	22,188,600
BRISTOL MYERS SQUIBB CO	360,000	21,812,400
ELI LILLY & CO	11,000	10,280,600
MERCK & CO INC	100,000	10,918,000
NOVO NORDISK A/S ADR	270,000	11,399,400
PFIZER INC	320,000	8,544,000
		85,143,000
Industrials (3.2%)
ILLINOIS TOOL WORKS INC	17,000	4,386,170
LOCKHEED MARTIN CORP	13,000	6,733,610
PAYCHEX INC	60,000	5,557,800
UNITED PARCEL SERVICE INC	55,000	5,984,000
		22,661,580
Information Technology (16.0%)
BROADCOM INC	89,000	37,151,270
CORNING INC	140,000	22,993,600
DELL TECHNOLOGIES INC	43,000	8,984,850
HEWLETT PACKARD ENTERPRISE CO	550,000	15,823,500
INTERNATIONAL BUSINESS MACHINES CORP	40,000	9,239,200
QUALCOMM INC	55,000	9,876,900
TEXAS INSTRUMENTS INC	32,000	8,994,560
		113,063,880
Materials (1.0%)
EASTMAN CHEMICAL CO	100,000	7,309,000
		7,309,000
Utilities (10.3%)
ENTERGY CORP	147,000	17,332,770
EVERGY INC	100,000	8,284,000
NEXTERA ENERGY INC	250,000	24,470,000
SPIRE INC	60,000	5,470,800
XCEL ENERGY INC	210,000	17,419,500
		72,977,070

TOTAL INVESTMENTS (Cost $540,218,301)		$693,700,710
OTHER ASSETS LESS LIABILITIES (2.2%)		$15,729,688
NET ASSETS (100.0%)		$709,430,398

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Harvest Fund
Investments at cost	$540,218,301
Unrealized appreciation	$169,752,537
Unrealized depreciation	(16,270,128)
Net unrealized appreciation/(depreciation)*	$153,482,409

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$693,700,710	$-	$-	$693,700,710
Total	$693,700,710	$-	$-	$693,700,710